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FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

May 5, 2010

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company and
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-96785/811-08306
     (Class L and Class L - 4 Year)
     Rule 497(j) Certification
     ----------------------------------------------------

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses dated May 1, 2010, the two Supplements dated May 1, 2010 to the Prospectus dated May 1, 2010 for the 3-year Class L contracts, the Supplement dated May 1, 2010 to the Prospectus dated May 1, 2010 for the Class L-4 Year contracts, and the Statement of Additional Information ("SAI") dated May 1, 2010, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses (as supplemented) and SAI contained in Post-Effective Amendment No. 23 for the Account filed electronically with the Commission on April 15, 2010.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company